Fair Value and Carrying Value of Financial Instruments and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, carrying value	$ 332,868	$ 343,554	$ 315,968	$ 435,011
Marketable equity securities, carrying value	119,800	90,292
Marketable debt securities, carrying value	23,080	22,801
Long-term debt, including current portion, carrying value	1,351,627	1,373,697
Cash and cash equivalents, fair value	332,868	343,554
Marketable securities, fair value	142,880	113,093
Long-term debt, including current portion, fair value	1,516,062	1,501,850
Equity securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	119,800	90,292
Fixed maturity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Marketable securities, fair value	$ 23,080	$ 22,801